Share capital (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended			12 Months Ended					36 Months Ended
	Jul. 29, 2022 shares	Oct. 13, 2020 CNY (¥) shares	Feb. 28, 2023 CNY (¥)	May 31, 2021 CNY (¥) ¥ / shares shares	May 31, 2021 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Oct. 13, 2020 USD ($)
Nominal value
Issuance of shares, Nominal value | ¥						¥ 94,166
Issuance of shares under Performance Incentive Plan | ¥						27,515		¥ 35,462	¥ 78,967
Number of ordinary shares repurchased											135,002	135,002
Total consideration for share repurchases | ¥									¥ 1,982		¥ 2,023
Issuance of shares | ¥			¥ 170,000			94,153
Ordinary shares
Authorised:
Par value per share | $ / shares							$ 0.001					$ 0.001
American depositary shares
Nominal value
Authorized to repurchase shares | $													$ 6,000
Number of ordinary shares repurchased		135,000
Total consideration for share repurchases | ¥		¥ 2,000
Share capital
Nominal value
Issuance of shares, Nominal value | ¥						¥ 157
Share capital | Performance Incentive Plan
Number of shares
Issuance of shares under Performance Incentive Plan	1,927,793
Nominal value
Aggregate percentage of shares issued on total number of outstanding ordinary shares	2.00%
Share capital | Lafang
Number of shares
Issuance of shares to Hawyu (HK) Limited				5,329,410	5,329,410
Nominal value
Price per share | $ / shares					$ 8.50
Number of shares per ADS				3	3
Issuance of shares | $					$ 15,100
Share capital | Hawyu
Number of shares
Issuance of shares to Hawyu (HK) Limited				21,413,276	21,413,276
Nominal value
Price per ADS | (per share)				¥ 4.67	$ 2.1
Issuance of shares				¥ 100,000	$ 15,000
Share capital | Ordinary shares
Number of shares
Authorised, shares									1,500,000,000
Authorised at ending, Number of shares									1,500,000,000	1,500,000,000
Nominal value
Authorised, Nominal value									¥ 10,599
Authorised at ending, Nominal value									¥ 10,599	$ 1,500
Number of shares
Authorised at beginning, Number of shares						70,838,671	70,838,671
Issuance of shares to Hawyu (HK) Limited						21,413,276	21,413,276
Issuance of shares under Performance Incentive Plan						1,927,793	1,927,793
Authorised at ending, Number of shares						94,179,740	94,179,740	70,838,671			94,179,740	94,179,740
Nominal value
Balance at the beginning						¥ 469	$ 72
Issuance of shares, Nominal value						144	21
Issuance of shares under Performance Incentive Plan						13	2
Balance at the end						¥ 626	$ 95	¥ 469			¥ 626	$ 95